Summary of Principal Accounting Policies (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	$ (270,357,081)	$ 36,154,393	$ 100,278,300
Increase (decrease) of income from CRIC*		(278,491)	750,308
Net income (loss) attributable to E-House ordinary shareholders diluted	(270,357,081)	35,875,902	101,028,608
Weighted average ordinary shares outstanding	79,769,823	80,287,171	79,643,079
Share options		1,015,451	813,131
Weighted average number of ordinary shares outstanding diluted	79,769,823	81,302,622	80,456,210
Basic earnings (loss) per share	$ (3.39)	$ 0.45	$ 1.26
Diluted earnings (loss) per share	$ (3.39)	$ 0.44	$ 1.25
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Share options excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)	463,409
Non-controlling interest
Non-controlling interest in CRIC included in the Company's consolidated balance sheets	271,006,234	475,539,725
Net income (loss) allocated to CRIC	(194,663,431)	12,521,421	17,104,023
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(270,357,081)	36,154,393	100,278,300
CRIC
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	(270,357,081)	36,154,393	100,278,300
Non-controlling interest
Ownership interest retained by E-House (as a percent)	54.12%	52.83%
Non-controlling interest in CRIC included in the Company's consolidated balance sheets	268,136,200	469,328,225
Net income (loss) allocated to CRIC	(190,696,283)	12,271,520	15,825,296
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(270,357,081)	36,154,393	100,278,300
Transfers (to) from the non-controlling interest:
Increase in E-House's additional paid-in capital for sale of 71,400,000 CRIC common shares			352,415,498
Sale of common shares to effect changes in E-house's ownership interest			71,400,000
Decrease in E-House's additional paid-in capital for purchase of 3,033,333 , 1,384,420 and 4,206,600 CRIC common shares for the years ended December 31, 2009, 2010 and 2011 respectively	(120,820)	(3,614,582)	(17,446,572)
Purchase of common shares to effect changes in E-house's ownership interest	4,206,600	1,384,420	3,033,333
Decrease in E-House's additional paid-in capital for the exercise of CRIC's options and the vesting of CRIC's restricted shares	(2,353,082)	(1,995,625)
Net transfers (to) from non-controlling interest	(2,473,902)	(5,610,207)	334,968,926
Change from net income attributable to E-House and transfers (to) from non-controlling interest	$ (272,830,983)	$ 30,544,186	$ 435,247,226